SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding | shares	1,531,536
Number of options exercisable | shares	378,000
0.01 [Member] | RSUs [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	120,786
Awards outstanding, weighted average remaining contractual life (years)	5 years 10 months 17 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares
Awards exercisable, weighted average exercise price
$ 12.7-14.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	12.7
Exercise price, maximum	$ 14.5
Number of options outstanding | shares	501,500
Awards outstanding, weighted average remaining contractual life (years)	6 years 11 days
Awards outstanding, weighted average exercise price per share	$ 13.66
Number of options exercisable | shares	43,125
Awards exercisable, weighted average remaining contractual life (years)	5 years 5 months 5 days
Awards exercisable, weighted average exercise price	$ 12.93
$ 15.3-17.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	15.3
Exercise price, maximum	$ 17.7
Number of options outstanding | shares	523,500
Awards outstanding, weighted average remaining contractual life (years)	6 years 2 months 1 day
Awards outstanding, weighted average exercise price per share	$ 15.74
Number of options exercisable | shares	83,500
Awards exercisable, weighted average remaining contractual life (years)	5 years 10 months 17 days
Awards exercisable, weighted average exercise price	$ 15.71
$ 20.2-30.0 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	20.2
Exercise price, maximum	$ 30.0
Number of options outstanding | shares	188,750
Awards outstanding, weighted average remaining contractual life (years)	4 years 7 months 21 days
Awards outstanding, weighted average exercise price per share	$ 27.15
Number of options exercisable | shares	104,875
Awards exercisable, weighted average remaining contractual life (years)	4 years 6 months 29 days
Awards exercisable, weighted average exercise price	$ 27.77
$ 30.1-42.2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	30.1
Exercise price, maximum	$ 42.2
Number of options outstanding | shares	197,000
Awards outstanding, weighted average remaining contractual life (years)	2 years 11 months 19 days
Awards outstanding, weighted average exercise price per share	$ 33.99
Number of options exercisable | shares	146,500
Awards exercisable, weighted average remaining contractual life (years)	2 years 11 months 12 days
Awards exercisable, weighted average exercise price	$ 34.73